Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Details) - Warrant [Member] - Level 3 [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Common Share Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	$ 2,014,164	$ 86,963	$ 86,963	$ 0
Additions		507,000	987,747	86,963
Change in fair value	(1,475,000)	559,000	939,454	0
Converted to common stock	(539,000)
Fair value of liability, ending balance		1,153,000	2,014,164	86,963
Series A Three Preferred Share Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of liability, beginning balance	954,271	112,445	112,445	32,405
Change in fair value	(473,000)	694,000	841,826	80,040
Converted to common stock	$ (481,000)
Fair value of liability, ending balance		$ 806,000	$ 954,271	$ 112,445